Leases - Lease liabilities by currency (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Lease liabilities	£ 467	£ 217	£ 215
Pound sterling
Leases
Lease liabilities	34	33
Euro
Leases
Lease liabilities	61	57
US dollar
Leases
Lease liabilities	314	89
Other currencies
Leases
Lease liabilities	£ 58	£ 38